INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Intangible assets, net consisted of the following:

	December 31,
	2018	2017
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	41,281	38,231
Customer relationships	4,466	4,466
Marketing rights and patents	2,210	1,985

	47,957	44,682

	$2,434	$5,709

b.	Amortization expenses amounted to $3,275, $5,675 and $5,771 for the years ended December 31, 2018, 2017 and 2016, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2019	$911
2020	441
2021	431
2022	321
2023 and thereafter	330

$2,434